Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	282,424,991
Common Stock, Shares, Issued	270,120,548	170,000
Common Stock, Shares, Outstanding	270,120,548	170,000
Series A Convertible Preferred Stock [Member]
Temporary Equity Shares Designated	0	160,000,000
Temporary Equity, Shares Outstanding	0	135,936,550
Supplemental Income Statement Elements [Abstract]
Temporary Equity, Liquidation Preference	$ 0	$ 176,396,000
Series B Convertible Preferred Stock [Member]
Temporary Equity Shares Designated	0	57,575,009
Temporary Equity, Shares Outstanding	0	57,575,008
Supplemental Income Statement Elements [Abstract]
Temporary Equity, Liquidation Preference	$ 0	$ 100,000,000
Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Temporary Equity, Shares Authorized	0	217,575,009